Bank loans	12 Months Ended
Jun. 30, 2024
Bank loans
Bank loans

Note 15 -           Bank loans

	June 30,	June 30,
	2024	2023
Short-term bank loans
Shenzhen Qianhai Weiyou Bank Co., Ltd.	$80,925	$—
Bank of Ningbo Co., Ltd. Beijing Xicheng Science and Technology Branch	412,814	—
Beijing Bank Co., Ltd. Ma Jiapu Branch	2,752,092	—
Postal Savings Bank of China Limited	688,022	—
Total short-term bank loans	$3,933,853	$—

	June 30,	June 30,
	2024	2023
Long-term bank loans
Sichuan Xinwang Bank Co., Ltd.	2,621,572	—
Total Long-term bank loans	$2,621,572	$—

The following table summarizing the loan commencement date, loan maturity date, loan amount in RMB and its equivalent to the United States dollar, and the effective interest rate of each bank loans:

	Loan	Loan	Loan	Loan	Effective
	commencement	maturity	amount	amount	interest
For the year ended June 30, 2024 short-term bank loans	date	date	in RMB	in USD	rate
Shenzhen Qianhai Weiyou Bank Co., Ltd.	2023/7/4	2025/7/4	588,095	$80,925	4.68%
Bank of Ningbo Co., Ltd. Beijing Xicheng Science and Technology Branch	2024/4/17	2025/4/16	1,000,000	137,605	4.2%
Bank of Ningbo Co., Ltd. Beijing Xicheng Science and Technology Branch	2024/4/26	2025/4/26	2,000,000	275,209	4.2%
Beijing Bank Co., Ltd. Ma Jiapu Branch	2023/10/17	2024/10/17	10,000,000	1,376,046	3.45%
Beijing Bank Co., Ltd. Ma Jiapu Branch	2024/4/30	2025/4/30	10,000,000	1,376,046	3.45%
Postal Savings Bank of China Limited	2023/11/17	2024/11/16	5,000,000	688,023	4.5%
Total short-term bank loans			28,588,095	$3,933,853

For the year ended June 30, 2024 Long-term bank loans
Sichuan Xinwang Bank Co., Ltd.	2023/3/11	2026/6/21	19,051,489	2,621,572	11~11.5%
Total Long-term bank loans			19,051,489	$2,621,572

The loan from Shenzhen Qianhai Weiyou Bank Co., Ltd was guaranteed by Zhang Guohua.

The loan from Bank of Ningbo Co., Ltd. Beijing Xicheng Science and Technology Branch was guaranteed by Fan Jun, Wang Xiaoqin, Wang Zikang.

The loan from Sichuan Xinwang Bank Co., Ltd was guaranteed by Fan Jun, Wang Xiaoqin.

The loan from Beijing Bank Co., Ltd. Ma Jiapu Branch was guaranteed by Beijing Zhongguancun Science and Technology Financing Guarantee Co., Ltd., Wang Xiaoqin, Fan Jun.

The loan from Postal Savings Bank of China Limited was guaranteed by Fan Jun, Wang Xiaoqin, Beijing Haidian Science and Technology Enterprise Financing Guarantee Co., Ltd.